Schedule of Contractholder Funds (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 3,185,887	$ 3,402,594	$ 3,670,557	$ 3,958,440
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	724,317	718,126
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	2,434,757	2,660,522
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 26,813	$ 23,946